Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended
	Apr. 19, 2016	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000143962
Account Value [Line Items]
Line Graph and Table Measure Name			The Gold Bullion Strategy Fund
Account Value	$ 10,000		$ 14,058	$ 11,950	$ 11,633	$ 11,961	$ 12,596	$ 10,377	$ 9,366	$ 9,591	$ 10,571
C000126480
Account Value [Line Items]
Line Graph and Table Measure Name		The Gold Bullion Strategy Fund
Account Value		$ 10,000	13,554	11,456	11,084	11,334	11,863	9,712	8,713	8,871	9,721	$ 8,638
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		30,114	24,177	20,216	22,617	16,064	14,942	13,533	11,832	10,036
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	33,521	26,912	22,503	25,175	17,881	16,633	15,064	13,170	11,171	10,742
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Account Value	$ 10,000		17,218	14,275	13,439	13,264	13,807	10,987	9,804	9,784	10,514
S&P GSCI Gold Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P GSCI Gold Index
Account Value		$ 10,000	$ 16,228	$ 13,454	$ 12,666	$ 12,501	$ 13,013	$ 10,355	$ 9,240	$ 9,221	$ 9,909	$ 8,828